INVESTMENT IN ASSOCIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2019
Debt Instrument [Line Items]
Schedule of Debt [Table Text Block]

(in thousands of $)	June 30, 2019	December 31, 2018
Long-term debt:
NOK900 million senior unsecured floating rate bonds due 2019	—	77,722
5.75% senior unsecured convertible bonds due 2021	212,230	212,230
NOK500 million senior unsecured floating rate bonds due 2020	58,582	57,829
4.875% senior unsecured convertible bonds due 2023	148,300	151,700
NOK600 million senior unsecured floating rate bonds due 2023	70,298	69,395
NOK700 million senior unsecured floating rate bonds due 2024	82,014	—
Total Fixed Rate and Foreign Debt	571,424	568,876
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2025	913,207	891,471
Total debt principal	1,484,631	1,460,347
Less: Unamortized debt issuance costs	(21,939)	(23,267)
Less: Current portion of long-term debt	(188,029)	(267,149)
Total long-term debt	1,274,663	1,169,931

(in thousands of $)
		Fixed Rate and Foreign Debt	U.S. Dollar Floating Rate Debt	Total debt principal
Balance at	December 31, 2018	568,876	891,471	1,460,347
Drawdowns		79,862	137,476	217,338
Repayments and redemptions		(81,021)	(115,740)	(196,761)
Effects of foreign exchange		3,707	—	3,707
Balance at	June 30, 2019	571,424	913,207	1,484,631

Percentage participation using the equity method of accounting
At June 30, 2019, June 30, 2018 and December 31, 2018, the Company had the following participation in investments that were recorded using the equity method:

	June 30, 2019	June 30, 2018	December 31, 2018
SFL Deepwater Ltd (“SFL Deepwater”)	100%	100%	100%
SFL Hercules Ltd (“SFL Hercules”)	100%	100%	100%
SFL Linus Ltd (“SFL Linus”)	100%	100%	100%

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company’s wholly-owned equity method investees is as follows:

	As of June 30, 2019
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	60,007	24,028	18,848	17,131
Non-current assets	944,994	294,563	282,125	368,306
Total assets	1,005,001	318,591	300,973	385,437
Current liabilities	60,345	18,019	19,088	23,238
Non-current liabilities	910,558	291,692	273,846	345,020
Total liabilities	970,903	309,711	292,934	368,258
Total stockholders’ equity	34,098	8,880	8,039	17,179

	As of December 31, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	58,089	19,558	16,858	21,673
Non-current assets	967,954	302,362	290,370	375,222
Total assets	1,026,043	321,920	307,228	396,895
Current liabilities	69,181	18,252	19,487	31,442
Non-current liabilities	931,755	297,060	281,627	353,068
Total liabilities	1,000,936	315,312	301,114	384,510
Total stockholders’ equity	25,107	6,608	6,114	12,385
Summarized statement of operations information of the Company’s wholly-owned equity method investees is as follows:

	Six months ended June 30, 2019
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	33,289	9,817	9,536	13,936
Net operating revenues	33,289	9,817	9,536	13,936
Net income	8,991	2,272	1,925	4,794

	Six months ended June 30, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	32,271	9,651	9,552	13,068
Net operating revenues	32,271	9,651	9,552	13,068
Net income	7,451	1,964	1,821	3,666

	Year ended December 31, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	64,572	19,594	19,126	25,852
Net operating revenues	64,410	19,540	19,049	25,821
Net income	14,635	3,973	3,372	7,290

Dividends Declared [Table Text Block]

Six months ended June 30, 2019
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Dividends Paid	—	—	—	—

Six months ended June 30, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Dividends Paid	—	—	—	—

Year ended December 31, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Dividends Paid	—	—	—	—

Equity Accounted Subsidiaries [Member]
Debt Instrument [Line Items]
Schedule of Debt [Table Text Block]

	Six months ended June 30, 2019
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Loan balance outstanding	645,918	195,801	210,000	240,117
Amount available to draw down	—	—	—	—
Amount guaranteed by SFL	266,114	84,697	78,947	102,470

	Year ended December 31, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Loan balance outstanding	655,186	203,686	210,000	241,500
Amount available to draw down	—	—	—	—
Amount guaranteed by SFL	266,114	84,697	78,947	102,470